Related Party Transactions - Schedule of Related Party Transactions Income Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (3,203)	$ (2,193)
Luna Pool Agency Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(28)	(30)
Ocean Yield Malta Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(1,914)	(1,202)
Ultranav Business Support ApS [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(1,115)	(936)
Naviera Ultranav Limitada [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(15)	(25)
Norton Lilly International Inc [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (131)	$ 0